Acquired Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, weighted average remaining life	9 years 8 months 12 days		10 years 7 months 6 days	11 years 2 months 12 days
Depreciation and amortization	$ 18,246	$ 13,717	$ 58,258	$ 41,133	$ 19,211
In-place leases and Above-market leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	$ 7,795
In-place leases, Above-market leases and Ground lease assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization		$ 4,694	$ 19,919	$ 14,167	$ 5,987
In-place leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset, weighted average remaining life	9 years 9 months 18 days		10 years 1 month 6 days	11 years
Impairment of intangible assets	$ 2,658